Other receivables and assets (Movements of other receivables and assets loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other receivables and assets
Beginning of the year	¥ (254,928)	¥ (55,169)
Provision	(55,217)	(148,976)
Reversal	189	18
Write-off	3,101	3,559
Others		(62,772)
Currency translation differences	18,776	8,412
End of the year	¥ (288,079)	¥ (254,928)